CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		4,818,654	4,818,654
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares Issued	23,862,434	2,291,809	1,260,346
Common Stock, Shares Outstanding	23,862,434	2,291,809	1,260,346
Preferred Stock, Undesignated Shares Authorized	4,818,654	4,818,654
Series A Preferred Stock
Preferred Stock, Shares Authorized	259,068	259,068
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	210	5,181,346	5,181,346
Preferred Stock, Shares Outstanding	210	210	210